General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses
General and Administrative Expenses

11. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the year ended
	December 31,
	2021	2022	2023
Administrative services fees (Note 14)	4,708	8,513	8,996
Commercial management fees (Note 14)	5,400	4,610	4,890
Share-based compensation (Note 20)	378	760	1,357
Other expenses	2,876	3,626	7,552
Total	13,362	17,509	22,795

Other expenses include legal and professional costs relating to the Transaction of $4,144 for the year ended December 31, 2023 (nil for the years ended December 31, 2022 and 2021).